Document and Entity Information	9 Months Ended
Sep. 28, 2017
Document and Entity Information
Entity Registrant Name	Floor & Decor Holdings, Inc.
Entity Central Index Key	0001507079
Document Type	S-1
Document Period End Date	Sep. 28, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer